DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2013
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

RDA Microelectronics, Inc. is a holding company incorporated in the British Virgin Islands (“BVI”) on January 8, 2004. In July 2008, it changed its name to RDA Microelectronics (BVI), Inc (“RDA Micro BVI”).

RDA Microelectronics, Inc. (the “Company”) was established in the Cayman Islands (“Cayman”) on May 26, 2008. On August 12, 2008, all of the then existing preferred and ordinary shareholders of RDA Micro BVI exchanged their respective shares of RDA Micro BVI for an equivalent number of shares of the Company in equivalent classes. As a result, RDA Micro BVI became a wholly-owned subsidiary of the Company on August 12, 2008. The rights of the preferred and ordinary shares issued by the Company are the same as those originally issued by RDA Micro BVI. The accompanying consolidated financial statements reflect the reorganization in August 2008 and have been prepared as if the current corporate structure had been in existence throughout all relevant periods.

The accompanying consolidated financial statements include the financial statements of the Company and its following wholly-owned subsidiaries:

Name of subsidiaries	Place of incorporation	Date of incorporation	Principal activities

RDA Micro BVI	BVI	January 8, 2004	Investment in other subsidiaries

RDA International, Inc. (“RDA International”)	BVI	September 30, 2005	Dormant since January 1, 2010 (Purchase of materials and holding of intellectual properties (“IP”) prior to December 31, 2009)

RDA Technologies, Inc. (“RDA US”)	United States of America (“US”)	September 24, 2004	Dormant (closed in 2009)

RDA Technologies Limited (“RDA Tech”)	Hong Kong	November 14, 2007	Purchase of materials and holding of intellectual properties (“IP”) since January 1, 2010; Sales of products

RDA Microelectronics (Shanghai) Co., Ltd. (“RDA Shanghai”)	Shanghai, the People’s Republic of China (“PRC”)	April 13, 2004	Research and development

RDA Microelectronics (Beijing) Co., Ltd. (“RDA Beijing”)	Beijing, PRC	December 20, 2005	Research and development

RDA Microelectronics Technology (Shanghai) Co., Ltd. (“RDA Shanghai Tech”)	Shanghai, PRC	June 27, 2012	Research and development; Sales of products

The principal activities of the Company are to design, develop and market Radio-Frequency (“RF”) and Mixed-Signal System on Chip Integrated Circuits for the cellular, broadcast and connectivity markets.